Leases (Details) - Schedule of right-of-use assets: - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of right-of-use assets: [Line Items]
Beginning Balance, Cost	$ 227,486	$ 187,741
Additions during the year:
New leases, Cost	53,194	41,562
Adjustments for indexation, Cost	3,455	1,484
Adjustments arising from translating financial statements of foreign operations, Cost	(21,042)	4,764
Modification of leases, Cost	678
Acquisition of subsidiaries, Cost	2,754	1,129
Disposals during the year:
Termination of leases, Cost	(36,656)	(9,194)
Ending Balance, Cost	229,869	227,486
Accumulated depreciation:
Beginning Balance, Accumulated depreciation	111,653	70,190
Additions during the year:
Depreciation, Accumulated depreciation	47,280	43,032
Adjustments arising from translating financial statements of foreign operations, Accumulated depreciation	(10,318)	3,751
Disposals during the year:
Termination of leases, Accumulated depreciation	(35,586)	(5,320)
Ending Balance, Accumulated depreciation	113,029	111,653
Depreciated cost	116,840	115,833
Land and buildings [Member]
Leases (Details) - Schedule of right-of-use assets: [Line Items]
Beginning Balance, Cost	173,450	159,764
Additions during the year:
New leases, Cost	30,711	16,868
Adjustments for indexation, Cost	2,438	989
Adjustments arising from translating financial statements of foreign operations, Cost	(15,571)	2,900
Modification of leases, Cost	589
Acquisition of subsidiaries, Cost	2,714	1,129
Disposals during the year:
Termination of leases, Cost	(14,714)	(8,200)
Ending Balance, Cost	179,617	173,450
Accumulated depreciation:
Beginning Balance, Accumulated depreciation	77,669	49,187
Additions during the year:
Depreciation, Accumulated depreciation	31,387	30,398
Adjustments arising from translating financial statements of foreign operations, Accumulated depreciation	(6,902)	2,525
Disposals during the year:
Termination of leases, Accumulated depreciation	(13,725)	(4,441)
Ending Balance, Accumulated depreciation	88,429	77,669
Depreciated cost	91,188	95,781
Motor vehicles [Member]
Leases (Details) - Schedule of right-of-use assets: [Line Items]
Beginning Balance, Cost	54,036	27,977
Additions during the year:
New leases, Cost	22,483	24,694
Adjustments for indexation, Cost	1,017	495
Adjustments arising from translating financial statements of foreign operations, Cost	(5,471)	1,864
Modification of leases, Cost	89
Acquisition of subsidiaries, Cost	40
Disposals during the year:
Termination of leases, Cost	(21,942)	(994)
Ending Balance, Cost	50,252	54,036
Accumulated depreciation:
Beginning Balance, Accumulated depreciation	33,984	21,003
Additions during the year:
Depreciation, Accumulated depreciation	15,893	12,634
Adjustments arising from translating financial statements of foreign operations, Accumulated depreciation	(3,416)	1,226
Disposals during the year:
Termination of leases, Accumulated depreciation	(21,861)	(879)
Ending Balance, Accumulated depreciation	24,600	33,984
Depreciated cost	$ 25,652	$ 20,052